Disclosure of financial instruments and management of financial risks - Foreign currency risk (Details) - Foreign currency risk € in Thousands, £ in Thousands, SFr in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 CHF (SFr)
USD | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency | $		$ 58,174				$ 104,055
USD | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency | $		59,568				4,615
USD | Trade And Other Receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency | $		206				93
USD | Monetary Assets In Foreign Currency
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency | $		$ 58,380				$ 104,148
CHF | Trade And Other Payables Two
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency | SFr				SFr 20
EUR | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency	€ 51,363				€ 84,798
EUR | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency	52,594				3,761
EUR | Trade And Other Receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency	182				76
EUR | Trade And Other Payables One
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency	0				5
EUR | Monetary Liabilities In Foreign Currency
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency	52,613				3,828
EUR | Monetary Assets In Foreign Currency
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency	51,545				84,874
EUR | Trade And Other Payables Two
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency	€ 19				€ 3			SFr 3
GBP | Trade And Other Payables One
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency | £			£ 0				£ 58